UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23179

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The Relative Value Fund

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(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

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(Address of principal executive offices) (Zip code)

Terrance P. Gallagher

235 West Galena Street

Milwaukee, WI 53212

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(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2270

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Date of fiscal year end: March 31

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Date of reporting period: March 31, 2018

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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

THE RELATIVE VALUE FUND
CIA Class Shares – VFLEX
ANNUAL REPORT
March 31, 2018
Vivaldi Asset Management, LLC | 225 W. Wacker Dr. | Suite 2100 | Chicago, IL 60606 | P: 312.248.8300

The Relative Value Fund
This report and the financial statements contained herein are provided for the general information of the shareholders of The Relative Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Grant Thornton LLP
Grant Thornton Tower
171 N. Clark Street, Suite 200
Chicago, IL 60601-3370
T +1 312 856 0200
F +1 312 565 4719
grantthornton.com
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Board of Trustees and Shareholders
The Relative Value Fund
Opinion on the financial statements
We have audited the accompanying statement of assets and liabilities of The Relative Value Fund (the Fund), including the schedule of investments, as of March 31, 2018, the related statements of operations, changes in net assets, cash flows, and financial highlights for the period from June 12, 2017 (commencement of operations) to March 31, 2018, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, and the results of its operations, its cash flows and its financial highlights for the period from June 12, 2017 (commencement of operations) to March 31, 2018, in conformity with accounting principles generally accepted in the United States of America.
Basis for opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018, by correspondence with the custodians and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.
/s/ GRANT THORNTON LLP
We have served as the Fund’s auditor since 2017.
Chicago, Illinois
May 30, 2018

The Relative Value Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2018

Number of Shares		Value
	Closed-End Funds – 25.3%
254	Aberdeen Chile Fund, Inc.	$2,295
204	Aberdeen Indonesia Fund, Inc.	1,487
3,520	Advent Claymore Convertible Securities and Income Fund1	53,082
4,804	Advent Claymore Enhanced Growth & Income Fund1	38,048
8,479	AllianzGI Convertible & Income 2024 Target	78,261
5,126	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	65,100
19,735	Alpine Total Dynamic Dividend Fund1	176,431
3,318	American Capital Senior Floating Ltd.	36,996
6,352	BrandyWineGLOBAL Global Income Opportunities Fund, Inc.	81,877
2,960	Clough Global Equity Fund1	38,924
18,330	Clough Global Opportunities Fund1	196,131
14	Cornerstone Strategic Value Fund, Inc.	211
1,169	Corporate Capital Trust, Inc.	19,756
11,728	Delaware Enhanced Global Dividend & Income Fund1	135,693
8,386	Delaware Investments Dividend & Income Fund, Inc.	88,472
5,747	Eagle Growth & Income Opportunities Fund	86,262
1,830	Eaton Vance Floating-Rate 2022 Target Term Trust	17,056
10,338	First Trust Senior Floating Rate 2022 Target Term Fund	96,764
1,502	FS Investment Corp.	10,889
2,710	Gabelli Equity Trust, Inc.	16,585
13,013	Garrison Capital, Inc.1	105,665
11,039	Highland Floating Rate Opportunities Fund1	176,514
9,187	Invesco High Income Trust II	127,424
14,290	Invesco Senior Income Trust	62,876
5,464	Kayne Anderson MLP Investment Co.	89,992
2,890	Lazard World Dividend & Income Fund, Inc.	33,235
3,538	Liberty All Star Equity Fund1	21,688
8,507	Madison Covered Call & Equity Strategy Fund	61,761
603	Madison Strategic Sector Premium Fund	6,778
11,694	Managed Duration Investment Grade Municipal Fund1	159,038
7,059	Morgan Stanley Emerging Markets Debt Fund, Inc.	66,284
3,545	Morgan Stanley Emerging Markets Fund, Inc.	64,023
266	Morgan Stanley Income Securities, Inc.	5,009
3,830	NexPoint Strategic Opportunities Fund1	88,013
4,888	Nuveen Credit Strategies Income Fund	38,811
2,543	Nuveen Emerging Markets Debt 2022 Target Term Fund	22,862
1,512	Nuveen Intermediate Duration Quality Municipal Term Fund	18,991
1,112	Nuveen Mortgage Opportunity Term Fund	26,410
5,662	Nuveen Mortgage Opportunity Term Fund 21	127,678
3,037	PIMCO High Income Fund1	23,020
13,338	Prudential Global Short Duration High Yield Fund, Inc.1	185,131

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of March 31, 2018

Number of Shares		Value
	Closed-End Funds (Continued)
1,118	Prudential Short Duration High Yield Fund, Inc.	$15,797
2,652	Reaves Utility Income Fund	74,866
1,605	Special Opportunities Fund, Inc.	23,738
13,476	Templeton Emerging Markets Income Fund1	152,279
227	Tortoise Energy Infrastructure Corp.	5,682
8,096	Virtus Total Return Fund, Inc.	90,837
4,760	Voya Prime Rate Trust	24,800
2,256	Western Asset Global High Income Fund, Inc.1	21,229
2,484	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	28,119
	Total Closed-End Funds (Cost $3,231,889)	3,188,870
	Common Stocks – 61.9%
	Communications – 6.9%
29,587	Houghton Mifflin Harcourt Co.*,1	205,630
10,885	IMAX Corp.*,1,2	208,992
8,225	Liberty Latin America Ltd.*,1,2	159,976
2,812	Nexstar Media Group, Inc. - Class A1	186,998
1,000	Walt Disney Co.	100,440
		862,036
	Consumer Discretionary – 4.9%
7,571	BlueLinx Holdings, Inc.*,1	246,739
14,625	Potbelly Corp.*,1	176,231
53,640	Restaurant Group PLC	190,991
		613,961
	Consumer Staples – 7.8%
10,151	Blue Buffalo Pet Products, Inc.*	404,111
11,481	Darling Ingredients, Inc.*,1	198,621
1,712	Dr. Pepper Snapple Group, Inc.1	202,667
15,136	Primo Water Corp.*	177,243
		982,642
	Energy – 1.7%
98	Archrock Partners LP	1,198
7,173	Green Plains, Inc.	120,506
2,082	RSP Permian, Inc.*	97,604
		219,308
	Financials – 13.2%
2,273	American International Group, Inc.1	123,697
500	Atlantic Acquisition Corp.*	4,960
3,185	Atlantic Coast Financial Corp.*,1	32,805

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of March 31, 2018

Number of Shares		Value
	Common Stocks (Continued)
	Financials (Continued)
1,070	Berkshire Hathaway, Inc.*,1	$213,444
1,246	Big Rock Partners Acquisition Corp.*	12,871
849	Black Ridge Acquisition Corp.*	8,227
6,604	Blackhawk Network Holdings, Inc. - Class A*,1	295,199
1,386	CM Seven Star Acquisition Corp.*,2	13,500
265	Constellation Alpha Capital Corp.*,2	2,615
462	Draper Oakwood Technology Acquisition, Inc. - Class A*	4,569
2,044	Haymaker Acquisition Corp.*	20,338
500	Hennessy Capital Acquisition Corp. III*	4,950
490	Industrea Acquisition Corp. - Class A*	4,807
1,038	Legacy Acquisition Corp.*	10,328
2,375	Leisure Acquisition Corp.*	23,441
7,788	Luther Burbank Corp.	93,534
3,004	One Madison Corp.*,2	30,040
572	Osprey Energy Acquisition Corp. - Class A*	5,503
1,142	Pensare Acquisition Corp.*	11,100
17,976	Resource Capital Corp.1	170,952
1,902	Royce Micro-Cap Trust, Inc.	17,803
3,428	Validus Holdings Ltd.1,2	231,218
5,983	XL Group Ltd.1,2	330,620
		1,666,521
	Industrials – 3.3%
4,468	General Cable Corp.1	132,253
3,501	Houston Wire & Cable Co.*	25,645
1,059	Layne Christensen Co.*,1	15,800
13,244	Luxfer Holdings PLC1,2	169,523
518	Orbital ATK, Inc.1	68,692
		411,913
	Materials – 0.7%
2,471	KapStone Paper and Packaging Corp.1	84,780
	Technology – 22.9%
5,951	Callidus Software, Inc.*,1	213,938
757	Cavium, Inc.*	60,091
9,386	CSRA, Inc.1	386,985
13,887	Donnelley Financial Solutions, Inc.*,1	238,440
1,901	DST Systems, Inc.1	159,018
4,933	Microsemi Corp.*,1	319,264
1,298	MicroStrategy, Inc. - Class A*,1	167,429
6,690	MuleSoft, Inc. - Class A*	294,226

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of March 31, 2018

Number of Shares		Value
	Common Stocks (Continued)
	Technology (Continued)
7,374	NXP Semiconductors N.V.*,1,2	$862,758
3,418	Super Micro Computer, Inc.*	58,106
23,437	Telenav, Inc.*	126,560
		2,886,815
	Utilities – 0.5%
35,338	Maxim Power Corp.*	67,473
	Total Common Stocks (Cost $7,925,623)	7,795,449
	Preferred Stocks – 2.5%
	Financials – 2.5%
2,000	B. Riley Financial, Inc. 7.250%, 12/31/20273	50,000
1,338	B. Riley Financial, Inc. 7.500%, 10/31/20213	34,467
1,000	B. Riley Financial, Inc. 7.500%, 5/31/20273	25,400
1,144	Capital Southwest Corp. 5.950%, 12/15/20223	29,058
953	KCAP Financial, Inc. 6.125%, 9/30/20223	23,977
802	MVC Capital, Inc. 6.250%, 11/30/20223	20,226
1,554	Oxford Square Capital Corp. 6.500%, 3/30/20243	39,938
433	Stellus Capital Investment Corp. 5.750%, 9/15/20223	10,890
143	THL Credit, Inc. 6.750%, 11/15/20213	3,606
635	THL Credit, Inc. 6.750%, 12/30/20223	16,193
224	Triangle Capital Corp. 6.375%, 3/15/20223	5,638
1,798	Triangle Capital Corp. 6.375%, 12/15/20223	45,256
396	TriplePoint Venture Growth BDC Corp. 5.750%, 7/15/20223	9,908
		314,557
	Total Preferred Stocks (Cost $313,368)	314,557

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of March 31, 2018

Number of Contracts		Value
	Purchased Options Contracts – 0.5%
	Call Options – 0.3%
	NXP Semiconductors N.V.
12	Exercise Price: $120.00, Notional Amount: $144,000, Expiration Date: April 20, 2018	$3,480
30	Exercise Price: $120.00, Notional Amount: $360,000, Expiration Date: July 20, 2018	16,200
	Time Warner, Inc.
40	Exercise Price: $95.00, Notional Amount: $380,000, Expiration Date: July 20, 2018	17,400
	Total Call Options (Cost $47,998)	37,080
	Put Options – 0.2%
	Houghton Mifflin Harcourt Co.
100	Exercise Price: $10.00, Notional Amount: $100,000, Expiration Date: April 20, 2018	31,000
	Time Warner, Inc.
21	Exercise Price: $65.00, Notional Amount: $136,500, Expiration Date: June 15, 2018	462
	Total Put Options (Cost $28,224)	31,462
	Total Purchased Options Contracts (Cost $76,222)	68,542
Number of Shares
	Rights – 0.0%
500	Atlantic Acquisition Corp., Expiration Date: August 8, 2019*	247
425	Black Ridge Acquisition Corp., Expiration Date: July 3, 2019*	128
1,386	CM Seven Star Acquisition Corp., Expiration Date: April 25, 2019*,2	444
265	Constellation Alpha Capital Corp., Expiration Date: March 18, 2019*,2	95
462	Draper Oakwood Technology Acquisition, Inc., Expiration Date: March 13, 2019*	263
1,142	Pensare Acquisition Corp., Expiration Date: January 26, 2019*	514
	Total Rights (Cost $0)	1,691
	Warrants – 0.0%
1,386	Black Ridge Acquisition Corp., Expiration Date: October 25, 2022*	485
693	CM Seven Star Acquisition Corp., Expiration Date: November 16, 2018*2	243
265	Constellation Alpha Capital Corp., Expiration Date: March 23, 2024*2	64
231	Draper Oakwood Technology Acquisition, Inc., Expiration Date: September 30, 2024*	196

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of March 31, 2018

Number of Shares		Value
	Warrants (Continued)
375	Hennessy Capital Acquisition Corp. III, Expiration Date: June 15, 2024*	$311
501	I-AM Capital Acquisition Co., Expiration Date: October 9, 2022*	200
490	Industrea Acquisition Corp., Expiration Date: August 1, 2024*	270
286	Osprey Energy Acquisition Corp., Expiration Date: August 15, 2022*	217
571	Pensare Acquisition Corp., Expiration Date: August 8, 2022*	285
	Total Warrants (Cost $0)	2,271

	Short-Term Investments – 16.3%
2,046,657	Morgan Stanley Institutional Liquidity Fund – Government Portfolio – Institutional Class, 1.56%1	2,046,657
	Total Short-Term Investments (Cost $2,046,657)	2,046,657
	Total Investments – 106.5% (Cost $13,593,759)	13,418,037
	Liabilities in Excess of Other Assets – (6.5)%	(823,479)
	Total Net Assets – 100.0%	$12,594,558
	Securities Sold Short – (18.5)%
	Common Stocks – (17.4)%
	Communications – (1.4)%
(3,300)	Blucora, Inc.*	(81,180)
(1,300)	Tribune Media Co.	(52,663)
(805)	Tucows, Inc.*	(45,080)
		(178,923)
	Consumer Discretionary – (5.2)%
(611)	Boot Barn Holdings, Inc.*	(10,833)
(940)	Canada Goose Holdings, Inc.*,2	(31,415)
(326)	Domino’s Pizza, Inc.	(76,140)
(3,046)	Freshpet, Inc.*	(50,107)
(758)	Healthcare Services Group, Inc.	(32,958)
(100)	Kohl’s Corp.	(6,551)
(1,700)	MarineMax, Inc.*	(33,065)
(1,168)	Matthews International Corp.	(59,101)
(761)	Oxford Industries, Inc.	(56,740)
(398)	PetIQ, Inc. - Class A*	(10,587)
(810)	Restaurant Brands International, Inc.2	(46,105)
(240)	RH*	(22,867)
(441)	Royal Caribbean Cruises Ltd.2	(51,923)
(438)	Ruth’s Hospitality Group, Inc.	(10,709)
(155)	Tesla Motors, Inc.*	(41,250)

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of March 31, 2018

Number of Shares		Value
	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Consumer Discretionary (Continued)
(429)	Wayfair, Inc.*	$(28,970)
(956)	Wingstop, Inc.	(45,152)
(1,300)	Wolverine World Wide, Inc.	(37,570)
		(652,043)
	Consumer Staples – (0.1)%
(300)	United Natural Foods, Inc.*	(12,882)
	Energy – (0.8)%
(137)	Archrock, Inc.	(1,199)
(664)	Concho Resources, Inc.*	(99,819)
		(101,018)
	Financials – (3.1)%
(542)	Ameris Bancorp	(28,672)
(1,300)	Bank of the Ozarks, Inc.	(62,751)
(996)	BofI Holding, Inc.*	(40,368)
(200)	Canadian Imperial Bank of Commerce2	(17,656)
(1,100)	Canadian Western Bank	(28,217)
(743)	Cohen & Steers, Inc.	(30,210)
(1,800)	CubeSmart	(50,760)
(1,507)	Live Oak Bancshares, Inc.	(41,895)
(1,805)	Omega Healthcare Investors, Inc.	(48,807)
(1,465)	Trupanion, Inc.*	(43,789)
		(393,125)
	Health Care – (2.7)%
(887)	AAC Holdings, Inc.*	(10,183)
(700)	Diplomat Pharmacy, Inc.*	(14,105)
(366)	Heska Corp.*	(28,940)
(671)	iRhythm Technologies, Inc.*	(42,239)
(1,900)	Tactile Systems Technology, Inc.*	(60,420)
(2,400)	Teladoc, Inc.*	(96,720)
(1,049)	USANA Health Sciences, Inc.*	(90,109)
		(342,716)
	Industrials – (1.2)%
(2,023)	AAON, Inc.	(78,897)
(760)	Axon Enterprise, Inc.*	(29,876)
(286)	Granite Construction, Inc.	(15,976)
(149)	Mesa Laboratories, Inc.	(22,117)
		(146,866)

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of March 31, 2018

Number of Shares		Value
	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Materials – (0.2)%
(3,302)	AgroFresh Solutions, Inc.*	$(24,270)
	Technology – (2.5)%
(921)	Axcelis Technologies, Inc.*	(22,657)
(100)	HubSpot, Inc.*	(10,830)
(200)	Lumentum Holdings, Inc.*	(12,760)
(2,064)	Marvell Technology Group Ltd.2	(43,344)
(700)	Motorola Solutions, Inc.	(73,710)
(2,958)	Presidio, Inc.*	(46,263)
(473)	salesforce.com, Inc.*	(55,010)
(1,200)	Tabula Rasa HealthCare, Inc.*	(46,560)
		(311,134)
	Utilities – (0.2)%
(2,055)	Spark Energy, Inc. - Class A	(24,352)
	Total Common Stocks (Proceeds $2,127,635)	(2,187,329)
	Exchange-Traded Funds – (1.1)%
(1,400)	SPDR Bloomberg Barclays High Yield Bond ETF	(50,190)
(317)	SPDR S&P500 ETF Trust	(83,418)
	Total Exchange-Traded Funds (Proceeds $136,284)	(133,608)
	Total Securities Sold Short (Proceeds $2,263,919)	$(2,320,937)

Number of Contracts
	WRITTEN Options Contracts – (0.3)%
	Call Options – (0.1)%
	Blackhawk Network Holdings, Inc. – Class A
(1)	Exercise Price: $45.00, Notional Amount: $(4,500), Expiration Date: June 15, 2018	(25)
	NXP Semiconductors N.V.
(12)	Exercise Price: $125.00, Notional Amount: $(150,000), Expiration Date: April 20, 2018	(960)
(30)	Exercise Price: $125.00, Notional Amount: $(375,000), Expiration Date: July 20, 2018	(9,000)
	Time Warner, Inc.
(40)	Exercise Price: $105.00, Notional Amount: $(420,000), Expiration Date: July 20, 2018	(4,080)
	Total Call Options (Proceeds $14,957)	(14,065)

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of March 31, 2018

Number of Contracts		Value
	WRITTEN Options Contracts (Continued)
	Put Options – (0.2)%
	Darling Ingredients, Inc.
(50)	Exercise Price: $18.00, Notional Amount: $(90,000), Expiration Date: April 20, 2018	$(4,500)
	NXP Semiconductors N.V.
(12)	Exercise Price: $105.00, Notional Amount: $(126,000), Expiration Date: April 20, 2018	(1,980)
(30)	Exercise Price: $110.00, Notional Amount: $(330,000), Expiration Date: July 20, 2018	(16,500)
	Time Warner, Inc.
(21)	Exercise Price: $75.00, Notional Amount: $(157,500), Expiration Date: July 20, 2018	(525)
(19)	Exercise Price: $87.50, Notional Amount: $(166,250), Expiration Date: July 20, 2018	(4,228)
	Total Put Options (Proceeds $17,446)	(27,733)
	Total written Options Contracts (Proceeds $32,403)	$(41,798)

ETF – Exchange-Traded Fund
LP – Limited Partnership
PLC – Public Limited Company
* Non-income producing security.
1 All or a portion of this security is segregated as collateral for securities sold short. Aggregate value of segregated securities is $3,658,514.
2 Foreign security denominated in U.S. Dollars.
3 Callable.
See accompanying Notes to Financial Statements.

The Relative Value Fund
SUMMARY OF INVESTMENTS
As of March 31, 2018

Security Type/Sector	Percent of Total Net Assets
Closed-End Funds	25.3%
Common Stocks
Technology	22.9%
Financials	13.2%
Consumer Staples	7.8%
Communications	6.9%
Consumer Discretionary	4.9%
Industrials	3.3%
Energy	1.7%
Materials	0.7%
Utilities	0.5%
Total Common Stocks	61.9%
Preferred Stocks
Financials	2.5%
Total Preferred Stocks	2.5%
Purchased Options Contracts
Call Options	0.3%
Put Options	0.2%
Total Purchased Options Contracts	0.5%
Rights	0.0%
Warrants	0.0%
Short-Term Investments	16.3%
Total Investments	106.5%
Liabilities in Excess of Other Assets	(6.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

The Relative Value Fund
STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2018

Assets:
Investments, at fair value (cost $13,517,537)	$13,349,495
Purchased options contracts, at fair value (cost $76,222)	68,542
Foreign currency, at fair value (cost $23,678)	24,985
Cash	3,105
Cash deposited with brokers for securities sold short	2,394,488
Receivables:
Investment securities sold	274,096
Dividends and interest	17,304
Due from Advisor	50,214
Prepaid expenses	14,108
Prepaid organization and offering costs	29,656
Total assets	16,225,993
Liabilities:
Securities sold short, at fair value (proceeds $2,263,919)	2,320,937
Written options contracts, at fair value (proceeds $32,403)	41,798
Foreign currency due to custodian, at fair value (proceeds $223,093)	223,473
Payables:
Investment securities purchased	152,557
Fund shares redeemed	828,349
Auditing fees	43,000
Transfer agent fees and expenses	6,259
Custody fees	3,820
Diviends and interest on securities sold short	3,037
Fund administration fees	1,969
Fund accounting fees	1,693
Accrued other expenses	4,543
Total liabilities	3,631,435
Net Assets	$12,594,558

See accompanying Notes to Financial Statements.

The Relative Value Fund
STATEMENT OF ASSETS AND LIABILITIES — Continued
As of March 31, 2018

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$12,811,941
Accumulated net investment loss	(2,643)
Accumulated net realized gain on investments, purchased options, securities sold short, written option contracts and foreign currency transactions	26,475
Net unrealized appreciation (depreciation) on:
Investments	(168,042)
Purchased option contracts	(7,680)
Securities sold short	(57,018)
Written option contracts	(9,394)
Foreign currency translations	919
Net Assets	$12,594,558
Offering Price per Share:
CIA Class Shares:
Net assets applicable to shares outstanding	$12,594,558
Shares of common stock issued and outstanding	508,550
Net asset value per share	$24.77

See accompanying Notes to Financial Statements.

The Relative Value Fund
STATEMENT OF OPERATIONS
For the Period June 12, 2017* Through March 31, 2018

Investment Income:
Dividends (net of witholding tax of $172)	$205,031
Interest	34,459
Total investment income	239,490
Expenses:
Advisory fees	126,516
Offering costs	117,784
Auditing fees	43,000
Organization costs	42,416
Legal fees	39,932
Transfer agent fees and expenses	31,402
Dividends on securities sold short	30,117
Trustees’ fees and expenses	29,000
Custody fees	24,094
Fund administration fees	18,396
Fund accounting fees	15,692
Insurance fees	14,993
Shareholder reporting fees	11,775
Interest on securities sold short	11,647
Chief Compliance Officer fees	7,959
Registration fees	5,664
Miscellaneous	11,049
Total expenses	581,436
Advisory fees waived and other expenses absorbed	(375,201)
Net expenses	206,235
Net investment income	33,255
Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts, Securities Sold Short, Written Options Contracts and Foreign Currency
Net realized gain (loss) on:
Investments	52,864
Purchased options contracts	(15,333)
Securities sold short	1,802
Written options contracts	6,947
Foreign currency transactions	(230)
Net realized gain	46,050
Net change in unrealized appreciation/depreciation on:
Investments	(168,042)
Purchased options contracts	(7,680)
Securities sold short	(57,018)
Written options contracts	(9,394)
Foreign currency translations	919
Net change in unrealized appreciation/depreciation	(241,215)
Net realized and unrealized loss on investments and securities sold short	(195,165)
Net Decrease in Net Assets from Operations	$(161,910)

* Commencement of Operations
See accompanying Notes to Financial Statements.

The Relative Value Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period June 12, 2017* Through March 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$33,255
Net realized gain (loss) on investments, purchased options contracts, securities sold short, written options contracts, and foreign currency	46,050
Net change in unrealized appreciation/depreciation on investments, purchased option contracts, securities sold short, and foreign currency	(241,215)
Net decrease in net assets resulting from operations	(161,910)
Distributions to Shareholders:
From net investment income:
CIA Class	(28,307)
Total from net investment income	(28,307)
From net realized gains:
CIA Class	(29,528)
Total from net realized gains	(29,528)
Total distributions to shareholders	(57,835)
Capital Transactions:
Net proceeds from shares sold:
CIA Class	15,073,953
Reinvestment of distributions:
CIA Class	41,642
Cost of shares redeemed:
CIA Class	(2,301,292)
Net increase in net assets from capital transactions	12,814,303
Total increase in net assets	12,594,558
Net Assets:
Beginning of period	—
End of period	$12,594,558
Accumulated net investment loss	$(2,643)
Capital Share Transactions:
Shares sold:
CIA Class	597,986
Shares reinvested:
CIA Class	1,627
Shares redeemed:
CIA Class	(91,063)
Net increase in capital share transactions	508,550

* Commencement of Operations
See accompanying Notes to Financial Statements.

The Relative Value Fund
STATEMENT OF CASH FLOWS
For the Period June 12, 2017* Through March 31, 2018

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(161,910)
Adjustments to reconcile net decrease in net assets from operations to net cash used for operating activities:
Purchases of long-term portfolio investments	(32,835,545)
Sales of long-term portfolio investments	21,225,995
Proceeds from securities sold short	7,015,532
Cover short securities	(4,831,024)
Proceeds from written options	41,114
Closed written options	(1,096)
Purchases of short-term investments, net	(2,046,657)
Return of capital dividend received	58,986
Increase in foreign currency	(24,985)
Increase in cash deposited with broker for securities sold short	(2,394,488)
Increase in dividends and interest receivable	(17,304)
Increase in due from Advisor	(50,214)
Increase in prepaid expenses	(14,108)
Increase in prepaid organization and offering costs	(29,656)
Increase in foreign currency due to custodian	223,473
Increase in dividends and interest on securities sold short	3,037
Increase in accrued expenses	61,284
Net realized gain	(46,280)
Net change in unrealized appreciation/depreciation	242,134
Net cash used for operating activities	(13,581,712)
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	15,073,953
Cost of shares redeemed	(1,472,943)
Dividends paid to shareholders, net of reinvestments	(16,193)
Net cash provided by financing activities	13,584,817
Net increase in cash	3,105
Cash:
Beginning of period	—
End of period	$3,105

* Commencement of Operations
Non cash financing activities not included herein consist of  $41,642 of reinvested dividends.
Cash paid for interest on securities sold short $11,647.
See accompanying Notes to Financial Statements.

The Relative Value Fund
FINANCIAL HIGHLIGHTS
CIA Class

Per share operating performance.
For a capital share outstanding throughout the period.
For the Period June 12, 2017* Through March 31, 2018
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income1	0.08
Net realized and unrealized gain (loss) on investments	(0.20)
Total from investment operations	(0.12)
Less Distributions:
From net investment income	(0.05)
From net realized gains	(0.06)
Total distributions	(0.11)
Redemption fee proceeds1	—
Net asset value, end of period	$24.77
Total return	(0.50)%2
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,595
Ratio of expenses to average net assets:
(including interest expense and interest on securities sold short)
Before fees waived	6.89%3,4
After fees waived	2.45%3,4
Ratio of net investment income to average net assets:
(including interest expense and interest on securities sold short)
Before fees waived	(4.05)%3
After fees waived	0.39%3
Portfolio turnover rate	264%2

* Commencement of operations.
1 Based on average shares outstanding for the period.
2 Not annualized.
3 Annualized.
4 If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.50% for the period ended March 31, 2018.
See accompanying Notes to Financial Statements.

The Relative Value Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2018

Note 1 — Organization
The Relative Value Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund operates as an interval fund. The Fund operates under an Agreement and Declaration of Trust (“Declaration of Trust”) dated November 23, 2016 (the “Declaration of Trust”). The Fund seeks to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles. In pursuing its objective, the Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed-income indices. The Fund commenced investment operations on June 12, 2017.
The SEC granted the Fund an exemptive order on November 21, 2017 permitting the Fund to offer multiple classes of shares. The Fund’s Registration Statement allows it to offer two classes of shares, Advisor Class Shares and CIA Class Shares. Only the CIA Class of shares is operational as of March 31, 2018.
The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies.”
Note 2 — Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.
(a) Valuation of Investments
The Fund’s Valuation Committee will oversee the valuation of the Fund’s investments on behalf of the Fund. The Board of Trustees of the Fund (the “Board”) has approved valuation procedures for the Fund (the “Valuation Procedures”). Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant determination date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant determination date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by Vivaldi Asset Management, LLC (the “Investment Manager”) or a Sub-Adviser (as defined in Note 3) not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short,

The Relative Value Fund
NOTES TO FINANCIAL STATEMENTS — Continued
March 31, 2018

supplied by one or more dealers making a market in those securities or one or more brokers, in accordance with the Valuation Procedures. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant determination date at the time net asset value is determined. The mid-point of the last bid and the last ask is also known as the ‘mark’. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company.
Fixed-income securities with a remaining maturity of sixty (60) days or more for which accurate market quotations are readily available will normally be valued according to dealer-supplied bid quotations or bid quotations from a recognized pricing service. Fixed-income securities for which market quotations are not readily available or are believed by the Investment Manager or a Sub-Adviser not to reflect market value will be valued based upon broker-supplied quotations in accordance with the Valuation Procedures, provided that if such quotations are unavailable or are believed by the Investment Manager or a Sub-Adviser not to reflect market value, such fixed-income securities will be valued at fair value in accordance with the Valuation Procedures, which may include the utilization of valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued by the Investment Manager or a Sub-Adviser at amortized cost, which the Board has determined to approximate fair value. All other instruments held by the Fund will be valued in accordance with the Valuation Procedures.
If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager or a Sub-Adviser not to reflect the market value, the Valuation Committee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.
(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.
The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.
Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.
(c) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security

The Relative Value Fund
NOTES TO FINANCIAL STATEMENTS — Continued
March 31, 2018

to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and/or will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account as required by each respective broker-dealer. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.
(d) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.
(e) Exchange Traded Funds (“ETFs”)
ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other funds that invest directly in securities.
Each ETF in which the Fund invests are subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.
(f) Closed-end Funds (“CEFs”)
The Fund may invest in shares of CEFs. A CEF is a pooled investment vehicle that is registered under the Investment Company Act and whose shares are listed and traded on U.S. national securities exchanges. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio, and fluctuation in the

The Relative Value Fund
NOTES TO FINANCIAL STATEMENTS — Continued
March 31, 2018

market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns. In addition, the Fund bears a pro rata share of the management fees and expenses of each underlying CEF in addition to the Fund’s management fees and expenses, which results in the Fund’s shareholders being subject to higher expenses than if they invested directly in the CEFs.
(g) Short-Term Investments
The Fund invests a significant amount (16.3% as of March 31, 2018) in the Morgan Stanley Institutional Liquidity Fund — Government Portfolio (“MVRXX”). MVRXX invests exclusively in a portfolio of short-term U.S. Treasury securities, as well as repurchase agreements collateralized fully by U.S. Treasury securities. The Fund may also hold cash.
MVRXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The net expense ratio per October 31, 2017 Annual report of Morgan Stanley Institutional Liquidity Fund — Government Portfolio was 0.18%.
(h) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income and expense is recorded net of applicable withholding taxes on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.
The Fund incurred offering costs of approximately $147,230, which are being amortized over a one-year period from June 12, 2017.
(i) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Relative Value Fund
NOTES TO FINANCIAL STATEMENTS — Continued
March 31, 2018

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and from the commencement of operations on June 12, 2017 through March 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(j) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.
Note 3 — Investment Advisory and Other Agreements
The Fund entered into an Investment Advisory Agreement (the “Agreement”) with the Investment Manager. Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Investment Manager at the annual rate of 1.50% of the Fund’s average daily net assets. The Investment Manager has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation) do not exceed 1.95% of the Fund’s average daily net assets for CIA Class Shares until May 1, 2019. This agreement to waive fees and/or pay for operating expenses may be terminated before that date by the Fund or the Investment Manager upon 30 days’ written notice.
The Fund uses a “multi-manager” approach whereby the Fund’s assets are allocated amongst the Investment Manager and one or more sub-advisers in percentages determined at the discretion of the Investment Manager. Currently, the Investment Manager has engaged RiverNorth Capital Management, LLC and Angel Oak Capital Advisors, LLC, (each, a “Sub-Adviser” and together, the “Sub-Advisers”) to manage the assets of the Fund and pays the Sub-Advisers from its advisory fees. Pursuant to separate sub-advisory agreements, the Investment Manager (and not the Fund) has agreed to pay RiverNorth Capital Management, LLC and Angel Oak Capital Advisors, LLC a sub-advisory fee payable on a monthly basis at the annual rate of 1.00% and 0.80%, respectively, of their portion of the Fund’s average daily net assets for the services they provide.
For the period ended March 31, 2018, the Investment Manager waived its fees and absorbed other expenses totaling $375,201. For a period not to exceed three years from the date on which advisory fees are waived or Fund expenses absorbed by the Investment Manager, the Investment Manager may recoup amounts waived or absorbed, provided it is able to effect such recoupment and remain in compliance with (a) the limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund’s expenses, and (b) the limitation on Fund expenses at the time of the recoupment. At March 31, 2018, the amount of these potentially recoverable expenses was $375,201. The Adviser may recapture all or a portion of this amount no later than March 31st of the year stated below:
2021	$375,201
Total	$375,201

The Relative Value Fund
NOTES TO FINANCIAL STATEMENTS — Continued
March 31, 2018

Foreside Fund Services, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.
Certain trustees and officers of the Fund are employees of UMBFS. The Fund does not compensate trustees and officers affiliated with the Fund’s administrator. For the period ended March 31, 2018, the Fund’s allocated fees incurred for trustees who are not affiliated with the Fund’s administrator are reported on the Statement of Operations.
Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the period ended March 31, 2018, are reported on the Statement of Operations.
Note 4 — Federal Income Taxes
At March 31, 2018, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:
Cost of investments	$11,300,817
Gross unrealized appreciation	$250,756
Gross unrealized depreciation	(496,271)
Net unrealized depreciation on investments	$(245,515)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended December 31, 2017, permanent differences in book and tax accounting have been reclassified to paid-in capital, accumulated net investment income/loss and accumulated net realized gain/loss as follows:
	Increase (Decrease)
Fund	Paid-in Capital	Accumulated Net Investment Income/Loss	Accumulated Net Realized Gain/Loss
The Relative Value Fund	$(2,362)	$(7,591)	$9,953
As of December 31, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:
Undistributed ordinary income	$60,007
Undistributed long-term capital gains	10,823
Accumulated earnings	70,830
Accumulated capital and other losses	—
Unrealized depreciation on investments	(245,515)
Unrealized depreciation on foreign currency	—
Total accumulated deficit	$(174,685)

The tax character of distributions paid during the period ended December 31, 2017 was as follows:
2017
Distribution paid from:
Ordinary income	$53,633
Net long-term capital gains	4,201
Total taxable distributions	$57,834

The Relative Value Fund
NOTES TO FINANCIAL STATEMENTS — Continued
March 31, 2018

Note 5 — Investment Transactions
For the period ended March 31, 2018, purchases and sales of investments, excluding short-term investments, were $32,823,002 and $21,363,008, respectively. Proceeds from securities sold short and cover short securities were $7,135,268 and $4,869,547, respectively, for the same period.
Note 6 — Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.
Note 7 — Repurchase of Shares
The Fund intends to provide a limited degree of liquidity to the Shareholders by conducting repurchase offers quarterly with a valuation date on or about March 31, June 30, September 30 and December 31 of each year. In each repurchase offer, the Fund may offer to repurchase its shares at their net asset value as determined as of approximately March 31, June 30, September 30 and December 31, of each year, as applicable (each such date, a “Valuation Date”). Each repurchase offer will be for an amount between 5% and 25% of the shares outstanding, but if the value of shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of shares tendered. In such event, Shareholders will have their shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered shares repurchased by the Fund. Shareholders tendering shares for repurchase will be asked to give written notice of their intent to do so by the date specified in the notice describing the terms of the applicable repurchase offer, which date will be approximately 14 days prior to the Valuation Date.
Note 8 — Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.
Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for theidentical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the

The Relative Value Fund
NOTES TO FINANCIAL STATEMENTS — Continued
March 31, 2018

security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund’s assets carried at fair value:
	Level 1	Level 2	Level 3**	Total
Assets
Investments
Closed-End Funds	$3,188,870	$—	$—	$3,188,870
Common Stocks*	7,795,449	—	—	7,795,449
Preferred Stocks	314,557	—	—	314,557
Purchased Options Contracts	37,080	31,462	—	68,542
Rights	1,691	—	—	1,691
Warrants	2,271	—	—	2,271
Short-Term Investments	2,046,657	—	—	2,046,657
Total Assets	$13,386,575	$31,462	$—	$13,418,037
Liabilities
Securities Sold Short
Common Stocks*	$2,187,329	$—	$—	$2,187,329
Exchange-Traded Funds	133,608	—	—	133,608
Written Options Contracts	33,045	8,753	—	41,798
Total Liabilities	$2,353,982	$8,753	$—	$2,362,735

* All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
** The Fund did not hold any Level 3 securities at period end.
Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.
Note 9 — Derivative and Hedging Disclosure
The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging. Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options contracts during the period ended March 31, 2018.

The Relative Value Fund
NOTES TO FINANCIAL STATEMENTS — Continued
March 31, 2018

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of March 31, 2018 by risk category are as follows:
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity Price Risk	Purchased options contracts, at value	$68,542	Written options contracts, at value	$41,798
Total		$68,542		$41,798

The effects of derivative instruments on the Statement of Operations for the period ended March 31, 2018 are as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Futures Contracts
Equity Price Risk	$(15,333)	$6,947	$—
Total	$(15,333)	$6,947	$—

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts	Purchased Options Contracts	Written Options Contracts	Total
Equity Price Risk	$—	$(7,680)	$(9,394)	$(17,074)
Total	$—	$(7,680)	$(9,394)	$(17,074)

The number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of March 31, 2018 are as follows:
Derivative	Quarterly Average	Amount
Options Contracts — Purchased	Average Notional Value	402,090
Options Contracts — Written	Average Notional Value	(439,450)
Note 10 — Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

The Relative Value Fund
FUND MANAGEMENT (Unaudited)
March 31, 2018

The identity of the members of the Board and the Fund’s officers and brief biographical information as of March 31, 2018 is set forth below. The Fund’s Statement of Additional Information includes additional information about the membership of the Board.
INDEPENDENT TRUSTEES
Name, Address and Year of Birth	Position(s) Held With the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustees	Number of Portfolios in Fund Complex* Overseen by Trustee
David G. Lee Year of Birth: 1952 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee	Since Inception	President and Director, Client Opinions, Inc. (2003 – 2012); Chief Operating Officer, Brandywine Global Investment Management (1998 – 2002)	4
Robert Seyferth Year of Birth: 1952 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee	Since Inception	Chief Procurement Officer/Senior Managing Director, Bear Stearns/JP Morgan Chase (1993 – 2009)	4
INTERESTED TRUSTEES AND OFFICERS
Name, Address and Year of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustees	Number of Portfolios in Fund Complex* Overseen by Trustee
Anthony Fischer Year of Birth: 1959 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Chairman and Trustee	Since March 2016	Executive Director – National Sales of UMB Bank for Institutional Banking and Asset Servicing (2018 – present); President of UMB Fund Services (2014 – 2018); Executive Vice President in charge of Business Development, UMB Fund Services (2013 – 2014); Senior Vice President in Business Development, UMB Fund Services (2008 – 2013).	4
Michael Peck Year of Birth: 1980 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	President	Since Inception	President and Co-CIO, Vivaldi Capital Management, LLC (February 2012 – present); Portfolio Manager, Coe Capital Management (February 2010 – February 2012); Senior Financial Analyst and Risk Manager, the Bond Companies (August 2006 – October 2008).	N/A

The Relative Value Fund
FUND MANAGEMENT (Unaudited) — Continued
March 31, 2018

Name, Address and Year of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustees	Number of Portfolios in Fund Complex* Overseen by Trustee
Chad Eisenberg Year of Birth: 1982 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Treasurer	Since Inception	Chief Operating Officer, Vivaldi Capital Management LLC (2012 – present); Director, Coe Capital Management LLC (2010 – 2011).	N/A
Amy Nogowski Year of Birth: 1992 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Chief Compliance Officer	Since January 1, 2018	Compliance Associate, Vigilant Compliance, LLC (an investment management services company) from 2017 to present; Law Student from 2014 to 2017; Economics Student from 2010 to 2014.	N/A
Terrance P. Gallagher Year of Birth: 1958 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Secretary	Since May 2015	Executive Vice President, UMB Fund Services, Inc. (2007 – present). Director of Compliance, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2004 – 2007).	N/A
* The Fund Complex consists of the Fund, Vivaldi Opportunities Fund, Infinity Core Alternative Fund and Infinity Long/Short Equity Fund, LLC.

The Relative Value Fund
FUND INFORMATION
(Unaudited)

	Ticker	CUSIP
The Relative Value Fund – CIA Class Shares	VFLEX	75943J100
Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 779-1999 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877) 779-1999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.
Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (877) 779-1999. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Qualified Dividend Income
For the year ended December 31, 2017, 100% of dividends to be paid from net investment income, including short-term capital gains from the Fund (if any), are designated as qualified dividend income.
Corporate Dividends Received Deduction
For the year ended December 31, 2017, 25.68% of the dividends to be paid from net investment income, including short-term capital gains from the Fund (if any), are designated as dividends received deduction available to corporate shareholders.
Long-Term Capital Gain Designation
For the year ended December 31, 2017, the Fund designates $4,201 as long-term capital gain distributions.
The Relative Value Fund
235 West Galena Street
Milwaukee, WI 53212
Toll Free: (877) 779-1999

The Relative Value Fund
Privacy Policy
(Unaudited)

Privacy Policy
FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
•
Social Security number

•
account balances

•
account transactions

•
transaction history

•
wire transfer instructions

•
checking account information

Even when you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

The Relative Value Fund
Privacy Policy  —  Continued
(Unaudited)

What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does the Fund collect my personal information?
We collect your personal information, for example, when you
•
open an account

•
provide account information

•
give us your contact information

•
make a wire transfer

•
tell us where to send money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
•
sharing for affiliates’ everyday business purposes — information about your creditworthiness

•
sharing for affiliates from using your information to market to you

•
sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include companies such as Vivaldi Asset Management, LLC.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund doesn’t jointly market.
Questions?	Call 1-877-779-1999.

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Mr. David G. Lee and Mr. Robert Seyferth are qualified to serve as the audit committee financial experts serving on its audit committee and that they are "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

(a) The aggregate fees billed for the fiscal period June 12, 2017 through March 31, 2018 for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are $31,500.

Audit-Related Fees

(b) The aggregate fees billed for the fiscal period June 12, 2017 through March 31, 2018 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0. The fees listed in item 4 (b) are related to out-of-pocket expenses in relation to the annual audit of the registrant.

Tax Fees

(c) The aggregate fees billed for the fiscal period June 12, 2017 through March 31, 2018 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $5,600.

All Other Fees

(d) The aggregate fees billed for the fiscal period June 12, 2017 through March 31, 2018 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the fiscal period June 12, 2017 through March 31, 2018 that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal period June 12, 2017 through March 31, 2018 of the registrant was $0.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Vivaldi Asset Management, LLC

Proxy Policy and Procedure

Effective September 2016

INTRODUCTION

Vivaldi Asset Management, LLC (“Vivaldi”) acts as either the advisor or sub-advisor to a number of registered investment companies (the “Funds”). In accord with Rule 206(4)-6 of the Investment Advisers Act of 1940, as amended, Vivaldi has adopted the following policies and procedures to provide information on Vivaldi’s proxy policy generally as well as on procedures for each of the Funds specifically (the “Proxy Policy and Procedure”). These policies and procedures apply only to Vivaldi. Investment managers engaged as sub-advisors for one of the Funds are required to vote proxies in accord with their own policies and procedures and any applicable management agreements.

GENERAL GUIDELINES

Vivaldi’s Proxy Policy and Procedure is designed to ensure that proxies are voted in a manner (i) reasonably believed to be in the best interests of the Funds and their shareholders1 and (ii) not affected by any material conflict of interest. Vivaldi considers shareholders’ best economic interests over the long term (i.e. addresses the common interest of all shareholders over time). Although shareholders may have differing political or social interests or values, their economic interest is generally uniform.

Vivaldi has adopted voting guidelines to assist in making voting decisions on common issues. The guidelines are designed to address those securities in which the Funds generally invest and may be revised in Vivaldi’s discretion. Any non-routine matters not addressed by the proxy voting guidelines are addressed on a case-by-case basis, taking into account all relevant facts and circumstances at the time of the vote, particularly where such matters have a potential for major economic impact on the issuer’s structure or operations. In making voting determinations, Vivaldi typically will rely on the individual portfolio managers who invest in and track particular companies as they are the most knowledgeable about, and best suited to make decisions regarding, particular proxy matters. In addition, Vivaldi may conduct research internally and/or use the resources of an independent research consultant. Vivaldi may also consider other materials such as studies of corporate governance and/or analyses of shareholder and management proposals by a certain sector of companies and may engage in dialogue with an issuer’s management.

Vivaldi acknowledges its responsibility to identify material conflicts of interest related to voting proxies. Vivaldi’s employees are required to disclose to the Chief Compliance Officer any personal conflicts, such as officer or director positions held by them, their spouses or close relatives, in any publicly traded company. Conflicts based on business relationships with Vivaldi, any affiliate or any person associated with Vivaldi will be considered only to the extent that Vivaldi has actual knowledge of such relationships. Vivaldi then takes appropriate steps to address identified conflicts.

Typically, in those instances when a proxy vote may present a conflict between the interests of the Fund, on the one hand, and Vivaldi’s interests or the interests of a person affiliated with Vivaldi on the other, Vivaldi will abstain from making a voting decision and will document the decision and reasoning for doing so.

In some cases, the cost of voting a proxy may outweigh the expected benefits. For example, casting a vote on a foreign security may involve additional costs such as hiring a translator or traveling to the foreign country to vote the security in person. Vivaldi may abstain from voting a proxy if the effect on shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant.

In certain cases, securities on loan as part of a securities lending program may not be voted. Nothing in the proxy voting policies shall obligate Vivaldi to exercise voting rights with respect to a portfolio security if it is prohibited by the terms of the security or by applicable law or otherwise.

Vivaldi will not discuss with members of the public how they intend to vote on any particular proxy proposal.

ISS PROXYEDGE

Vivalidi has entered into a contractual relationship with Institutional Shareholder Services Inc. (“ISS”) through which ISS provides certain proxy management services to Vivaldi’s portfolio management teams. Specifically, ISS (i) provides access to the ISS ProxyExchange web-based voting and research platform to access vote recommendations, research reports, execute vote instructions and run reports relevant to Subscriber’s proxy voting environment; (ii) implements and maps Vivaldi’s designated proxy voting policies to applicable accounts and generates vote recommendations based on the application of such policies; and (iii) monitors Vivaldi’s incoming ballots, performs ballot-to-account reconciliations with Vivaldi and its third party providers to help ensure that ISS is receiving all ballots for which Vivaldi has voting rights.

ISS provides two options for how proxy ballots are executed:

1.	Implied Consent: ISS executes ballots on Vivaldi’s behalf based on policy guidelines chosen at the time Vivaldi entered into the relationship with ISS.
2.	Mandatory Signoff: ISS is not permitted to mark or process any ballot on Vivaldi’s behalf without first receiving Vivaldi’s specific voting instructions via ProxyExchange.

Vivaldi has opted for Option 1. Implied Consent and in so doing has chosen to allow ISS to vote proxies on its behalf “with management’s recommendations.” Vivaldi has the option however to change its vote from the “with management’s recommendations” default at any point prior to the voting deadline if the portfolio managers following the subject company determine it is in the best interests of the Funds and their shareholders to do so. In those instances when the subject company’s management has not provided a voting recommendation, Vivaldi will either vote based on its own determination of what would align most closely with the best interests of the Funds and their shareholders or will opt to allow ISS to submit an “abstain” vote on its behalf. In addition, in those limited instances when share blocking2 may apply, Vivaldi has instructed ISS not to cast a vote on Vivaldi’s behalf unless Vivaldi provides specific instructions via ProxyExchange.

FUND-SPECIFIC POLICIES AND PROCEDURES

Infinity Core Alternative Fund (“ICAF”)

ICAF is a “fund of funds” that invests primarily in general or limited partnerships, funds, corporations, trusts or other investment vehicles (collectively, “Investment Funds”). While it is unlikely that ICAF will receive notices or proxies from Investment Funds (or in connection with any other portfolio securities), to the extent that ICAF does receive such notices or proxies and ICAF has voting interests in such Investment Funds, the responsibility for decisions regarding proxy voting for securities held by ICAF lies with Vivaldi as ICAF’s advisor. Vivaldi will vote such proxies in accordance with the proxy policies and procedures noted above.

ICAF will be required to file Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. The Fund’s Form N PX filing will be available: (i) without charge, upon request, by calling 1.877.779.1999 or (ii) by visiting the SEC’s website at www.sec.gov.

All Other Funds

With the exception of the Vivaldi Merger Arbitrage Fund, the Funds for which Vivaldi is presently either an advisor or a sub-advisor are managed by multiple internal and external portfolio management teams. As is noted above, the policies and procedures outlined within this Proxy Policy and Procedure apply to those securities being held in that portion of the Funds’ portfolios managed by a Vivaldi portfolio manager only.

Each Fund will be required to file Form N-PX annually, with its complete proxy voting record for the twelve months immediately prior to the Fund’s year-end, no later than sixty (60) days following the Fund’s year-end. The Fund’s Form N-PX filing will be available: (i) without charge, upon request, from the Fund’s administrator or (ii) by visiting the SEC’s website at www.sec.gov.

1 Actions taken in accord with the best interests of the Funds and their shareholders are those which align most closely with the Funds’ stated investment objectives and strategies.

2 Proxy voting in certain countries requires share blocking. Shareholders wishing to vote their proxies must deposit their shares shortly before the meeting date with a designated depositary. During this blocking period, any shares held by the designated depositary cannot be sold until the meeting has taken place and the shares have been returned to Vivaldi’s custodian banks. Vivaldi generally opts not to participate in share blocking proxies given these restrictions on their ability to trade.

RiverNorth Capital Management

PROXY VOTING POLICIES AND PROCEDURES

Pursuant to the recent adoption by the Securities and Exchange Commission (the "Commission") of Rule 206(4)-6 (17 CFR 275.206(4)-6) and amendments to Rule 204-2 (17 CFR 275.204-2) under the Investment Advisers Act of 1940 (the "Act"), it is a fraudulent, deceptive, or manipulative act, practice or course of business, within the meaning of Section 206(4) of the Act, for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interests of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

In its standard investment advisory agreement, RiverNorth Capital Management, LLC (RiverNorth Capital) specifically states that it does not vote proxies and the client, including clients governed by ERISA, is responsible for voting proxies. Therefore, RiverNorth Capital will not vote proxies for these clients. However, RiverNorth Capital will vote proxies on behalf of investment company clients ("Funds"). RiverNorth Capital has instructed all custodians, other than Fund custodians, to forward proxies directly to its clients, and if RiverNorth Capital accidentally receives a proxy for any non-Fund client, current or former, the Chief Compliance Officer will promptly forward the proxy to the client. In order to fulfill its responsibilities to Funds, RiverNorth Capital (hereinafter "we" or "our") has adopted the following policies and procedures for proxy voting with regard to companies in any Fund's investment portfolios.

KEY OBJECTIVES

The key objectives of these policies and procedures recognize that a company's management is entrusted with the day-to-day operations and longer term strategic planning of the company, subject to the oversight of the company's board of directors. While "ordinary business matters" are primarily the responsibility of management and should be approved solely by the corporation's board of directors, these objectives also recognize that the company's shareholders must have final say over how management and directors are performing, and how shareholders' rights and ownership interests are handled, especially when matters could have substantial economic implications to the shareholders.

Therefore, we will pay particular attention to the following matters in exercising our proxy voting responsibilities as a fiduciary for our clients:

Accountability. Each company should have effective means in place to hold those entrusted with running a company's business accountable for their actions. Management of a company should be accountable to its board of directors and the board should be accountable to shareholders.

Alignment of Management and Shareholder Interests. Each company should endeavor to align the interests of management and the board of directors with the interests of the company's shareholders. For example, we generally believe that compensation should be designed to reward management for doing a good job of creating value for the shareholders of the company.

Transparency. Promotion of timely disclosure of important information about a company's business operations and financial performance enables investors to evaluate the performance of a company and to make informed decisions about the purchase and sale of a company's securities.

DECISION METHODS

We generally believe that the individual portfolio managers that invest in and track particular companies are the most knowledgeable and best suited to make decisions with regard to proxy votes. Therefore, we rely on those individuals to make the final decisions on how to cast proxy votes.

No set of proxy voting guidelines can anticipate all situations that may arise. In special cases, we may seek insight from our managers and analysts on how a particular proxy proposal will impact the financial prospects of a company, and vote accordingly.

In some instances, a proxy vote may present a conflict between the interests of a client, on the one hand, and our interests or the interests of a person affiliated with us, on the other. In such a case, we will abstain from making a voting decision and will forward all of the necessary proxy voting materials to the client to enable the client to cast the votes.

Notwithstanding the forgoing, the following policies will apply to investment company shares owned by a Fund. Under Section 12(d)(l) of the Investment Company Act of 1940, as amended, (the "1940 Act"), a fund may only invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than l0% of its total assets in the securities of other investment companies. However, Section 12(d)(l)(F) of the l 940 Act provides that the provisions of paragraph 12(d)(l ) shall not apply to securities purchased or otherwise acquired by a fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the fund and all affiliated persons of the fund; and (ii) the fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than l Y,% percent. Therefore, each Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions unless it is determined that the Fund is not relying on Section 12(d)( l )(F):

•	when the Fund exercises voting rights, by proxy or otherwise, with respect to any investment company owned by the Fund, the Fund will either

o	seek instruction from the Fund's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or

o	vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.

PROXY VOTING GUIDELINES

Election of the Board of Directors

We believe that good corporate governance generally starts with a board composed primarily of independent directors, unfettered by significant ties to management, all of whose members are elected annually. We also believe that turnover in board composition promotes independent board action, fresh approaches to governance, and generally has a positive impact on shareholder value. We will generally vote in favor of non-incumbent independent directors.

The election of a company's board of directors is one of the most fundamental rights held by shareholders. Because a classified board structure prevents shareholders from electing a full slate of directors annually, we will generally support efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time, and will generally oppose efforts to adopt classified board structures.

Approval of Independent Auditors

We believe that the relationship between a company and its auditors should be limited primarily to the audit engagement, although it may include certain closely related activities that do not raise an appearance of impaired independence.

We will evaluate on a case-by-case basis instances in which the audit firm has a substantial non audit relationship with a company to determine whether we believe independence has been, or could be, compromised.

Equity-based compensation plans

We believe that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value. Conversely, we are opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features.

We will generally support measures intended to increase stock ownership by executives and the use of employee stock purchase plans to increase company stock ownership by employees. These may include:

I . Requiring senior executives to hold stock in a company.

2. Requiring stock acquired through option exercise to be held for a certain period of time.

These are guidelines, and we consider other factors, such as the nature of the industry and size of the company, when assessing a plan's impact on ownership interests.

Corporate Structure

We view the exercise of shareholders' rights, including the rights to act by written consent, to call special meetings and to remove directors, to be fundamental to good corporate governance.

Because classes of common stock with unequal voting rights limit the rights of certain shareholders, we generally believe that shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company's by- laws by a simple majority vote.

We will generally support the ability of shareholders to cumulate their votes for the election of directors.

Shareholder Rights Plans

While we recognize that there are arguments both in favor of and against shareholder rights plans, also known as poison pills, such measures may tend to entrench current management, which we generally consider to have a negative impact on shareholder value. Therefore, while we will evaluate such plans on a case by case basis, we will generally oppose such plans.

CLIENT INFORMATION

A copy of these Proxy Voting Policies and Procedures is available to our clients, without charge, upon request, by calling 1-800-646-0148. We will send a copy of these Proxy Voting Policies and Procedures within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

In addition, we will provide each client, without charge, upon request, information regarding the proxy votes cast by us with regard to the client's securities.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

The following table provides biographical information about the members RiverNorth Capital Management, LLC and Angel Oak Capital Advisors, LLC (the "Sub-Advisers"), who are primarily responsible for the day-to-day portfolio management of The Relative Value Fund as of June 8, 2018:

Name of Portfolio Management Team Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years	Role of Portfolio Management Team Member

Michael Peck	President & Co-Chief Investment Officer	Since Inception	President, Co-Chief Investment Officer, and Portfolio Manager, Vivaldi Capital Management, LLC (2012 – present)	Portfolio Management
Scott Hergott	Director of Research & Co-Chief Investment Officer	Since Inception	Director of Research, Co-Chief Investment Officer, and Portfolio Manager, Vivaldi Capital Management, LLC (2013 – present)	Portfolio Management
Brian Murphy	Senior Research Analyst	Since Inception	Senior Research Analyst and Portfolio Manager, Vivaldi Capital Management, LLC (2014 – present); Director, Voyager Management, LLC (2010 – 2014)	Portfolio Management
Kyle Mowery	Portfolio Manager	Since Inception	Portfolio Manager, Vivaldi Capital Management, LLC (2015 – present); Managing Partner, GrizzlyRock Capital, LLC (2012 – present)	Portfolio Management
Jeff O’Brien	Portfolio Manager	Since Inception	Portfolio Manager, Vivaldi Capital Management, LLC (2014 – present); Founder and Managing Member of Glenfinnen Capital, LLC (2000 – 2014)	Portfolio Management
Daniel Lancz	Portfolio Manager	Since Inception	Portfolio Manager, Vivaldi Capital Management, LLC (2014 – present); Director of Research, Glenfinnen Capital, LLC (2003 – 2014); Director of Research, Glenfinnen Capital, LLC (2003 – 2014)	Portfolio Management
Patrick Galley	Chief Investment Officer, Portfolio Manager	Since inception	CIO/PM, RiverNorth Capital Management, LLC (2004-present).	Portfolio Management
Steve O’Neill	Portfolio Manager	Since inception	PM, RiverNorth Capital Management, LLC (2007-present).	Portfolio Management
Sreeni Prabu	Managing Partner & Chief Investment Officer	10/26/2017	Managing Partner & Chief Investment Officer, Angel Oak Capital Advisors, 2009-present	Portfolio Management
Sam Dunlap	Senior Portfolio Manager	10/26/2017	Senior Portfolio Manager, Angel Oak Capital Advisors, 2009-present	Portfolio Management
Berkin Kologlu	Senior Portfolio Manager	10/26/2017	Senior Portfolio Manager, Angel Oak Capital Advisors, 2013-present; Executive Director, UBS, 2013-2007	Portfolio Management

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table provides information about portfolios and accounts, other than The Relative Value Fund, for which the members of the Investment Committee of the Sub-Adviser are primarily responsible for the day-to-day portfolio management as of March 31, 2018:

	Number of Accounts and Total Value of Assets for Which Advisory Fee is Performance-Based:			Number of Other Accounts Managed and Total Value of Assets by Account Type for Which There is No Performance-Based Fee:
	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts
Michael Peck	0 $0	0 $0	0 $0	2 accounts $172M	0 $0	2 accounts $35M
Scott Hergott	0 $0	0 $0	0 $0	2 accounts $172M	0 $0	2 accounts $35M
Brian Murphy	0 $0	0 $0	0 $0	2 accounts $172M	0 $0	2 accounts $35M
Kyle Mowery	0 $0	1 account $77.5M	0 $0	3 accounts $230M	0 $0	2 accounts $35M
Jeff O’Brien	0 $0	2 accounts $19.1M	1 account $13.0M	3 accounts $624M	0 $0	2 accounts $35M
Daniel Lancz	0 $0	2 accounts $19.1M	1 account $13.0M	3 accounts $624M	0 $0	2 accounts $35M
Patrick Galley	0 $0	3 accounts $313M	0 $0	9 accounts $3.2B	0 $0	2 accounts $35M
Steve O’Neill	0 $0	2 accounts $287M	0 $0	8 accounts $2.9B	0 $0	2 accounts $35M
Sreeni Prabu	0 $0	2 accounts $451,349,583	0 $0	7 accounts $6,882,540,102	1 account $919,728,276	0 accounts $0
Sam Dunlap	0 $0	1 accounts $137,946,728	0 $0	3 accounts $6705,127,059	1 account $919,728,276	10 accounts $380,586,181
Berkin Kologlu	0 $0	1 account $137,946,728	0 $0	5 accounts $6,760,740,814	1 account $919,728,276	4 accounts $373,146,476

Conflicts of Interest

The Investment Manager, Sub-Advisers and Portfolio Managers may manage multiple funds and/or other accounts, and as a result may be presented with one or more of the following actual or potential conflicts:

The management of multiple funds and/or other accounts may result in the Investment Manager, a Sub-Adviser or Portfolio Manager devoting unequal time and attention to the management of each fund and/or other account. The Investment Manager seeks to manage such competing interests for the time and attention of a Portfolio Manager by having the Portfolio Manager focus on a particular investment discipline. Most other accounts managed by a Portfolio Manager are managed using the same investment models that are used in connection with the management of the Fund.

If the Investment Manager, a Sub-Adviser or Portfolio Manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, the Investment Manager and Sub-Advisers have adopted procedures for allocating portfolio transactions across multiple accounts.

The Investment Manager and Sub-Advisers have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

(a)(3) Compensation Structure of Portfolio Manager

Compensation of the Investment Committee

The members of the Investment Committee are not directly compensated for their work with respect to the Fund; however, each member of the Investment Committee is an equity owner of the parent company of the Sub-Adviser and therefore benefits indirectly from the revenue generated from the Sub-Advisory Agreement.

(a)(4) Disclosure of Securities Ownership

Portfolio Management Team’s Ownership of Shares

Name of Portfolio Management Team Member:	Dollar Range of Shares Beneficially Owned by Portfolio Management Team Member:
Michael Peck	$0 - $10,000
Scott Hergott	$10,001 - $50,000
Brian Murphy	$0 - $10,000
Kyle Mowery	None
Jeff O’Brien	None
Daniel Lancz	None
Patrick Galley	None
Steve O’Neill	None
Sreeni Prabu	None
Sam Dunlap	None
Berkin Kologlu	None

(b) Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)         The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of ethics or any amendments thereto, that is subject to disclosure required by item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Relative Value Fund

By (Signature and Title)*

/s/ Michael Peck

Michael Peck, President

(Principal Executive Officer)

Date  June 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Michael Peck

Michael Peck, President

(Principal Executive Officer)

Date  June 8, 2018

By (Signature and Title)*

/s/ Chad Eisenberg

Chad Eisenberg, Treasurer

(Principal Financial Officer)

Date  June 8, 2018

* Print the name and title of each signing officer under his or her signature.